UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 28, 2001

Check here if amendment [ ]; Amendment Number: ______

This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name:       Greenhaven Associates, Inc.
            Three Manhattanville Road
            Purchase, NY  10577

Form 13F File Number: 28-2408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Chris A. Wachenheim
Title:      Vice President
Phone:      914-253-9374

Signature, Place, and Date of Signing:

/s/ Chris A. Wachenheim            Purchase, NY              October 17, 2001
-----------------------            ------------              ----------------
     [Signature]                   [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s). )

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s). )

List of other Managers Reporting for this Manager:
[If there are no entries in this list omit this section.]

Form 13F File Number                Name

__________________________          _________________________
[Repeat as necessary.]

                          13F as of September 28, 2001

         COL 1                           COL 2      COL 3       COL 4       COL 5            COL 6                   COL 7
                                        TITLE OF                VALUE     PRINCIPAL                SHARED    VOTING AUTHORITY SHARES
     NAME OF ISSUER                      CLASS      CUSIP        $000      AMOUNT       SOLE        OTHER       SOLE         NONE
====================================================================================================================================
Abitibi-Consolidated (ABY)               COMMON   003924107      18,926   2,966,500     331,500   2,635,000     331,500   2,635,000
------------------------------------------------------------------------------------------------------------------------------------
Alberta Energy (AOG)                     COMMON   012873105     113,135   3,332,400     489,600   2,842,800     489,600   2,842,800
------------------------------------------------------------------------------------------------------------------------------------
Alcan Aluminum (AL)                      COMMON   013716105      51,816   1,727,200      67,500   1,659,700      67,500   1,659,700
------------------------------------------------------------------------------------------------------------------------------------
Alcoa Inc (AA)                           COMMON   013817101      55,548   1,791,278               1,791,278               1,791,278
------------------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe (BNI)       COMMON   12189T104      31,011   1,159,300               1,159,300               1,159,300
------------------------------------------------------------------------------------------------------------------------------------
Caterpillar Inc. (CAT)                   COMMON   149123101       4,328      96,600                  96,600                  96,600
------------------------------------------------------------------------------------------------------------------------------------
Centex Corp (CTX)                        COMMON   152312104     134,360   3,983,400   1,105,700   2,877,700   1,105,700   2,877,700
------------------------------------------------------------------------------------------------------------------------------------
Century Aluminum (CENX)                  COMMON   156431108       7,854     980,500     469,000     511,500     469,000     511,500
------------------------------------------------------------------------------------------------------------------------------------
Chiquita $3.75 Pfd B((CQB.B)             COMMON   170032502          93     108,300      40,800      67,500      40,800      67,500
------------------------------------------------------------------------------------------------------------------------------------
Chiquita Brands $2.875 Pfd (CQB.A)       COMMON   170032403         474     101,900      57,600      44,300      57,600      44,300
------------------------------------------------------------------------------------------------------------------------------------
Cleveland Cliffs (CLF)                   COMMON   185896107       4,651     323,000      35,500     287,500      35,500     287,500
------------------------------------------------------------------------------------------------------------------------------------
Commonwealth Industries (CMIN)           COMMON   203004106         170      40,000      40,000      40,000
------------------------------------------------------------------------------------------------------------------------------------
D R Horton Inc (DHI)                     COMMON   23331A109      30,857   1,479,236               1,479,236               1,479,236
------------------------------------------------------------------------------------------------------------------------------------
Deere & Company (DE)                     COMMON   244199105     141,361   3,758,600     573,500   3,185,100     573,500   3,185,100
------------------------------------------------------------------------------------------------------------------------------------
Del Laboratories, Inc (DLI)              COMMON   245091103       1,577     109,500     109,500                 109,500
------------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co (DOW)                    COMMON   260543103      65,019   1,984,700     185,500   1,799,200     185,500   1,799,200
------------------------------------------------------------------------------------------------------------------------------------
Equity Office Properties (EOP)           COMMON   294741103       1,151      35,980                  35,980                  35,980
------------------------------------------------------------------------------------------------------------------------------------
Finlay Enterprises (FNLY)                COMMON   317884203       1,516     210,500     210,500                210,500
------------------------------------------------------------------------------------------------------------------------------------
Frontline Limited (FRO)                  COMMON   G3682E127      11,413   1,254,150     715,400     538,750     715,400     538,750
------------------------------------------------------------------------------------------------------------------------------------
General Cable Corp (BGC)                 COMMON   369300108         566      57,500      30,000      27,500      30,000      27,500
------------------------------------------------------------------------------------------------------------------------------------
Genesis Energy LP (GEL)                  COMMON   371927104       2,410     414,100     256,600     157,500     256,600     157,500
------------------------------------------------------------------------------------------------------------------------------------
Gentiva Health Services (GTIV)           COMMON   37247A102      40,059   2,224,246   1,282,900     941,346   1,282,900     941,346
------------------------------------------------------------------------------------------------------------------------------------
Goodyear Tire Rubber (GT)                COMMON   382550101         323      17,500                  17,500                  17,500
------------------------------------------------------------------------------------------------------------------------------------
Hovnanian Enterprises (HOV)              COMMON   442487203       6,840     593,200     412,500     180,700     412,500     180,700
------------------------------------------------------------------------------------------------------------------------------------
KB HOME  (KBH)                           COMMON   48666K109       5,526     194,500       6,000     188,500       6,000     188,500
------------------------------------------------------------------------------------------------------------------------------------
Kellwood Company (KWD)                   COMMON   488044108      11,466     619,800     178,800     441,000     178,800     441,000
------------------------------------------------------------------------------------------------------------------------------------
Kerr-McGee Corp (KMG)                    COMMON   492386107       4,153      80,000                  80,000                  80,000
------------------------------------------------------------------------------------------------------------------------------------
Lennar Corporation (LEN)                 COMMON   526057104       8,585     238,200                 238,200                 238,200
------------------------------------------------------------------------------------------------------------------------------------
Mack-Cali Realty Corp (CLI)              COMMON   554489104      11,690     377,100                 377,100                 377,100
------------------------------------------------------------------------------------------------------------------------------------
Manpower (MAN)                           COMMON   56418H100      36,994   1,405,000     189,500   1,215,500     189,500   1,215,500
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTAL                                                    803,869
====================================================================================================================================

                          13F as of September 28, 2001

         COL 1                           COL 2      COL 3       COL 4       COL 5            COL 6                   COL 7
                                        TITLE OF                VALUE     PRINCIPAL                SHARED    VOTING AUTHORITY SHARES
     NAME OF ISSUER                      CLASS      CUSIP        $000      AMOUNT       SOLE        OTHER       SOLE         NONE
====================================================================================================================================
Methanex Corp (MEOH)                     COMMON   59151K108      22,168   4,589,700     780,000   3,809,700     780,000   3,809,700
------------------------------------------------------------------------------------------------------------------------------------
Modis Professional Services (MPS)        COMMON   607830106       7,964   1,991,100     875,000   1,116,100     875,000   1,116,100
------------------------------------------------------------------------------------------------------------------------------------
Moore Corp (MCL)                         COMMON   615785102         573      74,000                  74,000                  74,000
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Asia Pac (APF)            COMMON   61744U106       1,607     255,115                 255,115                 255,115
------------------------------------------------------------------------------------------------------------------------------------
NAB Asset Corp (NABC)                    COMMON   628712101          39     405,300     131,025     274,275     131,025     274,275
------------------------------------------------------------------------------------------------------------------------------------
Nova Chemicals Corp (NCX)                COMMON   66977W109      17,821   1,091,300     202,800     888,500     202,800     888,500
------------------------------------------------------------------------------------------------------------------------------------
Omega Protein (OME)                      COMMON   68210P107         700     350,000     350,000                 350,000
------------------------------------------------------------------------------------------------------------------------------------
OMI Corp (OMM)                           COMMON   Y6476W104       1,043     246,500      19,000     227,500      19,000     227,500
------------------------------------------------------------------------------------------------------------------------------------
Pechiney SA (PY)                         COMMON   705151207         694      36,700       7,700      29,000       7,700      29,000
------------------------------------------------------------------------------------------------------------------------------------
Pope & Talbot (POP)                      COMMON   732827100         275      21,500                  21,500                  21,500
------------------------------------------------------------------------------------------------------------------------------------
Pulte Homes Inc. (PHM)                   COMMON   745867101      84,392   2,753,400     982,000   1,771,400     982,000   1,771,400
------------------------------------------------------------------------------------------------------------------------------------
Ryder Systems Inc. (R)                   COMMON   783549108      83,136   4,158,900   1,144,800   3,014,100   1,144,800   3,014,100
------------------------------------------------------------------------------------------------------------------------------------
Ryland Group (RYL)                       COMMON   783764103      23,554     493,900     103,900     390,000     103,900     390,000
------------------------------------------------------------------------------------------------------------------------------------
Snap-On (SNA)                            COMMON   833034101      30,029   1,344,800     116,900   1,227,900     116,900   1,227,900
------------------------------------------------------------------------------------------------------------------------------------
StanCorp Financial Group (SFG)           COMMON   852891100      64,159   1,325,600     254,800   1,070,800     254,800   1,070,800
------------------------------------------------------------------------------------------------------------------------------------
Stolt-Nielsen S.A. (SNSA)                COMMON   861565109         288      22,500                  22,500                  22,500
------------------------------------------------------------------------------------------------------------------------------------
Teekay Shipping Corp (TK)                COMMON   Y8564W103       8,359     268,100      55,000     213,100      55,000     213,100
------------------------------------------------------------------------------------------------------------------------------------
Toll Brothers, Inc. (TOL)                COMMON   889478103      19,481     656,600                 656,600                 656,600
------------------------------------------------------------------------------------------------------------------------------------
U S Industries (USI)                     COMMON   912080108          92      40,000                  40,000                  40,000
------------------------------------------------------------------------------------------------------------------------------------
UnumProvident Corp (UNM)                 COMMON   91529Y106      72,465   2,869,900     192,500   2,677,400     192,500   2,677,400
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTAL                                                    438,840
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                    GRAND TOTAL                               1,242,709
====================================================================================================================================


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